Borrowings (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term borrowings:
Federal Home Loan Bank advances	$ 1,000,000	$ 5,000,000
Long-term borrowings:
Federal Home Loan Bank advances	0	1,000,000
Borrowings	1,000,000	6,000,000
Interest Rate
2014	5.33%
Maturity amount of borrowings
2014	$ 1,000,000